Commitments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of commitments [Abstract]
Schedule of finance lease and operating lease by lessee
Commitments for minimum lease payments in relation to non-cancellable operating leases and purchase obligations in relation to our colocation data centers as of June 30, 2018 were as follows:

	Operating Leases	Other Contractual Commitments	Total
	(U.S. $ in thousands)
Fiscal Period:
Year ending 2019	$32,530	$25,753	$58,283
Years ending 2020 - 2023	132,543	—	132,543
Thereafter	163,112	—	163,112
Total commitments	$328,185	$25,753	$353,938